UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 02/29/2012

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2012 (Unaudited)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 79.7%
Corporate — 0.6%
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	$2,545	$2,932,705
County/City/Special District/School District — 22.0%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I- 1, 6.63%, 11/01/34	6,285	7,493,480
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	5,057,292
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/36	1,660	1,910,046
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,014,720
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	7,106,937
City of San Jose California, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,690,256
County of Ventura California, COP, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,148,730
Desert California Community College District, GO, CAB, Election 2004, Series C (AGM), 5.90%, 8/01/46 (a)	5,000	708,050
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	1,580	1,872,553
6.13%, 7/15/40	3,045	3,607,685
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33 (b)	5,610	6,106,934
Lancaster Redevelopment Agency California, Tax Allocation Bonds, Combined Redevelopment Project Areas, 6.88%, 8/01/39	3,445	3,679,260
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	6,030	7,198,976
Merced Union High School District, GO, CAB, Election 2008, Series C, 6.00%, 8/01/37 (a)	5,200	1,269,216
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,107,325
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	3,180	3,651,181
7.00%, 3/01/34	5,000	5,705,000
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/39	2,760	3,010,718

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	$5,000	$5,624,600
Poway Unified School District, GO, CAB, Election of 2008, Series B, 5.95%, 8/01/46 (a)	10,000	1,567,300
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 6.33%, 8/01/44 (a)	10,000	1,760,400
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	6,410	7,111,831
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	1,025	1,128,791
6.50%, 8/01/39	2,000	2,208,800
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project, 5.75%, 5/01/42	2,010	2,274,436
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,774,550
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	2,000	2,176,780
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,412,700
Sierra Sands Unified School District, GO, Election 2006 (AGC), 5.70%, 11/01/33 (a)	3,000	945,390
West Contra Costa Unified School District California, GO, Election of 2010, Series A, 5.25%, 8/01/41	4,395	4,848,036
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,110	4,912,436
		111,084,409
Education — 1.9%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,851,800
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/30	750	905,093

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	1

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Education (concluded)
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	$2,500	$2,770,125
University of California, RB, Series O, 5.75%, 5/15/34	2,500	2,923,275
		9,450,293
Health — 14.1%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, 6.25%, 8/01/39	3,010	3,497,740
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	4,700	5,228,750
Catholic Healthcare West, Series A, 5.25%, 3/01/41	1,500	1,595,100
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	10,868,400
Sutter Health, Series A, 5.25%, 11/15/46	20,000	20,955,800
Sutter Health, Series B, 6.00%, 8/15/42	9,650	11,151,057
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	1,935	2,279,856
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,000	5,722,550
Providence Health & Services, Series C, 6.50%, 10/01/33	4,150	4,938,624
Stanford Hospital, Series A-2, 5.25%, 11/15/40	1,300	1,428,531
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	2,475	2,603,948
California Statewide Communities Development Authority, Refunding RB, Senior Living, Southern California, 6.63%, 11/15/24	650	730,724
		71,001,080
State — 7.9%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,711,100
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,794,327
Various Capital Projects, Sub- Series I-1, 6.38%, 11/01/34	1,725	2,023,736
State of California, GO, Various Purpose:
6.00%, 3/01/33	4,035	4,830,500

Municipal Bonds	Par (000)	Value
California (continued)
State (concluded)
State of California, GO, Various Purpose (concluded):
6.00%, 4/01/38	$16,000	$18,534,880
		39,894,543
Transportation — 10.5%
City of San Jose California, RB, Series A- 1, AMT:
5.75%, 3/01/34	4,000	4,413,600
6.25%, 3/01/34	2,450	2,825,365
County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,361,620
County of Sacramento California, RB:
Senior Series B, 5.75%, 7/01/39	1,600	1,759,072
Senior Series B, AMT (AGM), 5.25%, 7/01/39	8,635	9,056,129
Subordinated and Passenger Facility Lease, SFO Fuel, Series A, (AGC), 5.75%, 7/01/39	3,000	3,307,080
Los Angeles Department of Airports, RB, Series A, 5.00%, 5/15/34	8,500	9,362,835
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A:
5.00%, 5/15/40	7,315	8,053,449
AMT, 5.38%, 5/15/38	285	306,672
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	5,065	5,851,341
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,253,500
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,905	3,476,733
		53,027,396
Utilities — 22.7%
City of Los Angeles California, Refunding RB:
Series A, 5.38%, 6/01/39	5,000	5,612,850
Series A (NPFGC), 5.00%, 6/01/32	4,000	4,256,440
Sub-Series A, 5.00%, 6/01/32	7,670	8,670,245
City of Petaluma California, Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,705,225
Cucamonga Valley Water District, Water Revenue, Refunding RB, Series A, 5.25%, 9/01/31	10,000	11,624,200
Eastern Municipal Water District California, COP, Series A (NPFGC), 5.00%, 7/01/32 (b)	7,880	8,367,930
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	5,270	6,009,012

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	2

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB (concluded):
System, Series A, 5.25%, 7/01/39	$8,000	$9,134,480
Orange County Water District, COP, Refunding, 5.00%, 8/15/32	2,950	3,333,352
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (FGIC), 5.00%, 12/01/36	7,750	8,306,915
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	4,000	4,704,640
Senior Series A, 5.25%, 5/15/34	6,500	7,360,665
Series B, 5.75%, 8/01/35	5,000	5,901,400
San Francisco City & County Public Utilities Commission, RB, Hetch Hetchy Sub Series B, 5.00%, 11/01/41	8,470	9,445,574
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,546,450
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	8,566,590
		114,545,968
Total Municipal Bonds in California		401,936,394

Puerto Rico — 1.8%
State — 1.8%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Senior Series C, 6.00%, 8/01/39 (a)	12,420	2,865,667
First Sub-Series A, 6.50%, 8/01/44	5,000	5,879,950
Total Municipal Bonds in Puerto Rico		8,745,617
Total Municipal Bonds – 81.5%		410,682,011

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
California — 21.7%
County/City/Special District/School District — 11.1%
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	13,882,868
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,667,660

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California (concluded)
County/City/Special District/School District (concluded)
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	$7,350	$7,777,623
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,812,178
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	19,000	20,679,410
		55,819,739
Education — 0.8%
Mount Diablo California Unified School District, GO, Contra Costa County, Election of 2002 (NPFGC), 5.00%, 6/01/31	4,000	4,176,480
State — 2.2%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	11,127,000
Utilities — 7.6%
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,359,300
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	5,131,137
San Diego Public Facilities Financing Authority, Refunding RB, Senior, Series A, 5.25%, 5/15/39	12,108	13,586,766
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	14,412,190
		38,489,393
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 21.7%		109,612,612
Total Long-Term Investments (Cost – $475,239,600) – 103.2%		520,294,623

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (d)(e)	35,949,267	35,949,267
Total Short-Term Securities (Cost – $35,949,267) – 7.1%		35,949,267

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	3

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $511,188,867*) – 110.3%	$556,243,890
Liabilities in Excess of Other Assets – (0.2)%	(903,958)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (10.1)%	(51,090,954)
Net Assets – 100.0%	$504,248,978

*	As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$460,681,430
Gross unrealized appreciation	$45,055,023
Gross unrealized depreciation	(560,093)
Net unrealized appreciation	$44,494,930

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co.	$8,367,930	$1,058,481
Morgan Stanley Co.	$6,106,934	$421,719

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Net Activity	Shares Held at February 29, 2012	Income

BIF California Municipal Money Fund	6,534,558	29,414,709	35,949,267	$26

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts sold as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
50	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$6,563,281	$(38,376)

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	4

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$520,294,623	—	$520,294,623
Short-Term Securities	$35,949,267	—	—	35,949,267
Total	$35,949,267	$520,294,623		$556,243,890

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(38,376)	—	—	$(38,376)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 29, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 24, 2012